Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivatives
Derivative Balances
Derivatives are entered into on behalf of customers, for trading, as economic hedges or as qualifying accounting hedges. For additional information on the Corporation’s derivatives and hedging activities, see Note 1 – Summary of Significant Accounting Principles. The following tables identify derivative instruments included on the Corporation’s Consolidated Balance Sheet in derivative assets and liabilities at December 31, 2011 and 2010. Balances are presented on a gross basis, prior to the application of counterparty and collateral netting. Total derivative assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements and have been reduced by the cash collateral applied.

		December 31, 2011
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges	Total	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges (2)	Total
Interest rate contracts
Swaps	$40,473.7	$1,490.7	$15.9	$1,506.6	$1,473.0	$12.3	$1,485.3
Futures and forwards	12,105.8	2.9	0.2	3.1	3.4	—	3.4
Written options	2,534.0	—	—	—	117.8	—	117.8
Purchased options	2,467.2	120.0	—	120.0	—	—	—
Foreign exchange contracts
Swaps	2,381.6	48.3	2.6	50.9	58.9	2.2	61.1
Spot, futures and forwards	2,548.8	37.2	1.3	38.5	39.2	0.3	39.5
Written options	368.5	—	—	—	9.4	—	9.4
Purchased options	341.0	9.0	—	9.0	—	—	—
Equity contracts
Swaps	75.5	1.5	—	1.5	1.7	—	1.7
Futures and forwards	52.1	1.8	—	1.8	1.5	—	1.5
Written options	367.1	—	—	—	17.7	—	17.7
Purchased options	360.2	19.6	—	19.6	—	—	—
Commodity contracts
Swaps	73.8	4.9	0.1	5.0	5.9	—	5.9
Futures and forwards	470.5	5.3	—	5.3	3.2	—	3.2
Written options	142.3	—	—	—	9.5	—	9.5
Purchased options	141.3	9.5	—	9.5	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	1,944.8	95.8	—	95.8	13.8	—	13.8
Total return swaps/other	17.5	0.6	—	0.6	0.3	—	0.3
Written credit derivatives:
Credit default swaps	1,885.9	14.1	—	14.1	90.5	—	90.5
Total return swaps/other	17.8	0.5	—	0.5	0.7	—	0.7
Gross derivative assets/liabilities		$1,861.7	$20.1	$1,881.8	$1,846.5	$14.8	$1,861.3
Less: Legally enforceable master netting agreements				(1,749.9)			(1,749.9)
Less: Cash collateral applied				(58.9)			(51.9)
Total derivative assets/liabilities				$73.0			$59.5

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

(2)	Excludes $191 million of long-term debt designated as a hedge of foreign currency risk.

		December 31, 2010
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges	Total	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges (2)	Total
Interest rate contracts
Swaps	$42,719.2	$1,193.9	$14.9	$1,208.8	$1,187.9	$2.2	$1,190.1
Futures and forwards	9,939.2	6.0	—	6.0	4.7	—	4.7
Written options	2,887.7	—	—	—	82.8	—	82.8
Purchased options	3,026.2	88.0	—	88.0	—	—	—
Foreign exchange contracts
Swaps	630.1	26.5	3.7	30.2	28.5	2.1	30.6
Spot, futures and forwards	2,652.9	41.3	—	41.3	44.2	—	44.2
Written options	439.6	—	—	—	13.2	—	13.2
Purchased options	417.1	13.0	—	13.0	—	—	—
Equity contracts
Swaps	42.4	1.7	—	1.7	2.0	—	2.0
Futures and forwards	78.8	2.9	—	2.9	2.1	—	2.1
Written options	242.7	—	—	—	19.4	—	19.4
Purchased options	193.5	21.5	—	21.5	—	—	—
Commodity contracts
Swaps	90.2	8.8	0.2	9.0	9.3	—	9.3
Futures and forwards	413.7	4.1	—	4.1	2.8	—	2.8
Written options	86.3	—	—	—	6.7	—	6.7
Purchased options	84.6	6.6	—	6.6	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	2,184.7	69.8	—	69.8	34.0	—	34.0
Total return swaps/other	26.0	0.9	—	0.9	0.2	—	0.2
Written credit derivatives:
Credit default swaps	2,133.5	33.3	—	33.3	63.2	—	63.2
Total return swaps/other	22.5	0.5	—	0.5	0.5	—	0.5
Gross derivative assets/liabilities		$1,518.8	$18.8	$1,537.6	$1,501.5	$4.3	$1,505.8
Less: Legally enforceable master netting agreements				(1,406.3)			(1,406.3)
Less: Cash collateral applied				(58.3)			(43.6)
Total derivative assets/liabilities				$73.0			$55.9

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

(2)	Excludes $4.1 billion of long-term debt designated as a hedge of foreign currency risk.
ALM and Risk Management Derivatives
The Corporation’s ALM and risk management activities include the use of derivatives to mitigate risk to the Corporation including derivatives designated as qualifying accounting hedges and economic hedges. Interest rate, commodity, credit and foreign exchange contracts are utilized in the Corporation’s ALM and risk management activities.
The Corporation maintains an overall interest rate risk management strategy that incorporates the use of interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options, futures and forwards, to minimize significant fluctuations in earnings that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity and volatility so that movements in interest rates do not significantly adversely affect earnings or capital. As a result of interest rate fluctuations, hedged fixed-rate assets and liabilities appreciate or depreciate in fair value. Gains or losses on the derivative instruments that are linked to the hedged fixed-rate assets and liabilities are expected to substantially offset this unrealized appreciation or depreciation.
Interest rate and market risk can be substantial in the mortgage business. Market risk is the risk that values of mortgage assets or revenues will be adversely affected by changes in market conditions such as interest rate movements. To hedge interest rate risk in mortgage banking production income, the Corporation utilizes forward loan sale commitments and other derivative instruments including purchased options and certain debt securities. The Corporation also utilizes derivatives such as interest rate options, interest rate swaps, forward settlement contracts and Eurodollar futures as economic hedges of the fair value of MSRs. For additional information on MSRs, see Note 25 – Mortgage Servicing Rights.
The Corporation uses foreign currency contracts to manage the foreign exchange risk associated with certain foreign currency-denominated assets and liabilities, as well as the Corporation’s investments in non-U.S. subsidiaries. Foreign exchange contracts, which include spot and forward contracts, represent agreements to exchange the currency of one country for the currency of another country at an agreed-upon price on an agreed-upon settlement date. Exposure to loss on these contracts will increase or decrease over their respective lives as currency exchange and interest rates fluctuate.
The Corporation enters into derivative commodity contracts such as futures, swaps, options and forwards as well as non-derivative commodity contracts to provide price risk management services to customers or to manage price risk associated with its physical and financial commodity positions. The non-derivative commodity contracts and physical inventories of commodities expose the Corporation to earnings volatility. Cash flow and fair value accounting hedges provide a method to mitigate a portion of this earnings volatility.
The Corporation purchases credit derivatives to manage credit risk related to certain funded and unfunded credit exposures. Credit derivatives include credit default swaps (CDS), total return swaps and swaptions. These derivatives are accounted for as economic hedges and changes in fair value are recorded in other income (loss).
Derivatives Designated as Accounting Hedges
The Corporation uses various types of interest rate, commodity and foreign exchange derivative contracts to protect against changes in the fair value of its assets and liabilities due to fluctuations in interest rates, exchange rates and commodity prices (fair value hedges). The Corporation also uses these types of contracts and equity derivatives to protect against changes in the cash flows of its assets and liabilities, and other forecasted transactions (cash flow hedges). The Corporation hedges its net investment in consolidated non-U.S. operations determined to have functional currencies other than the U.S. dollar using forward exchange contracts, cross-currency basis swaps, and by issuing foreign currency-denominated debt (net investment hedges).
Fair Value Hedges
The table below summarizes certain information related to the Corporation’s derivatives designated as fair value hedges for 2011, 2010 and 2009.

Fair Value Hedges

		2011
(Dollars in millions)	Derivative	Hedged Item	Hedge Ineffectiveness
Derivatives designated as fair value hedges
Interest rate risk on long-term debt (1)	$4,384	$(4,969)	$(585)
Interest rate and foreign currency risk on long-term debt (1)	780	(1,057)	(277)
Interest rate risk on available-for-sale securities (2)	(11,386)	10,490	(896)
Commodity price risk on commodity inventory (3)	16	(16)	—
Total	$(6,206)	$4,448	$(1,758)

	2010
Derivatives designated as fair value hedges
Interest rate risk on long-term debt (1)	$2,952	$(3,496)	$(544)
Interest rate and foreign currency risk on long-term debt (1)	(463)	130	(333)
Interest rate risk on available-for-sale securities (2)	(2,577)	2,667	90
Commodity price risk on commodity inventory (3)	19	(19)	—
Total	$(69)	$(718)	$(787)

	2009
Derivatives designated as fair value hedges
Interest rate risk on long-term debt (1)	$(4,858)	$4,082	$(776)
Interest rate and foreign currency risk on long-term debt (1)	932	(858)	74
Interest rate risk on available-for-sale securities (2)	791	(1,141)	(350)
Commodity price risk on commodity inventory (3)	(51)	51	—
Total	$(3,186)	$2,134	$(1,052)

(1)	Amounts are recorded in interest expense on long-term debt and in other income.

(2)	Amounts are recorded in interest income on AFS securities.

(3)	Amounts are recorded in trading account profits.

Cash Flow Hedges
The table below summarizes certain information related to the Corporation’s derivatives designated as cash flow hedges and net investment hedges for 2011, 2010 and 2009. During the next 12 months, net losses in accumulated OCI of approximately $1.5 billion ($1.0 billion after-tax) on derivative instruments that qualify as cash flow hedges are expected to be reclassified into earnings. These net losses reclassified into earnings are expected to primarily reduce net interest income related to the respective hedged items. Amounts related to commodity price risk reclassified from accumulated OCI are recorded in trading account profits with the underlying hedged item. Amounts related to price risk on restricted stock awards reclassified from accumulated OCI are recorded in personnel expense. Amounts related to price risk on equity investments included in AFS securities reclassified from accumulated OCI are recorded in equity investment income with the underlying hedged item.
Amounts related to foreign exchange risk recognized in accumulated OCI on derivatives exclude gains (losses) of $82 million, $192 million and $(387) million related to long-term debt designated as a net investment hedge for 2011, 2010 and 2009.

Cash Flow Hedges

	2011
(Dollars in millions, amounts pre-tax)	Gains (losses) Recognized in Accumulated OCI on Derivatives	Gains (losses) in Income Reclassified from Accumulated OCI	Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing (1)
Derivatives designated as cash flow hedges
Interest rate risk on variable rate portfolios (2)	$(2,079)	$(1,392)	$(8)
Commodity price risk on forecasted purchases and sales	(3)	6	(3)
Price risk on restricted stock awards	(408)	(231)	—
Total	$(2,490)	$(1,617)	$(11)
Net investment hedges
Foreign exchange risk	$1,055	$384	$(572)

	2010
Derivatives designated as cash flow hedges
Interest rate risk on variable rate portfolios	$(1,876)	$(410)	$(30)
Commodity price risk on forecasted purchases and sales	32	25	11
Price risk on restricted stock awards	(97)	(33)	—
Price risk on equity investments included in available-for-sale securities	186	(226)	—
Total	$(1,755)	$(644)	$(19)
Net investment hedges
Foreign exchange risk	$(482)	$—	$(315)

	2009
Derivatives designated as cash flow hedges
Interest rate risk on variable rate portfolios	$502	$(1,293)	$71
Commodity price risk on forecasted purchases and sales	72	70	(2)
Price risk on equity investments included in available-for-sale securities	(332)	—	—
Total	$242	$(1,223)	$69
Net investment hedges
Foreign exchange risk	$(2,997)	$—	$(142)

(1)	Amounts related to derivatives designated as cash flow hedges represent hedge ineffectiveness and amounts related to net investment hedges represent amounts excluded from effectiveness testing.

(2)
Losses reclassified from accumulated OCI to the Consolidated Statement of Income include $38 million, $0 and $44 million in 2011, 2010 and 2009 related to the discontinuance of certain cash flow hedges because it was no longer probable that the original forecasted transaction would occur.

The Corporation entered into equity total return swaps to hedge a portion of RSUs granted to certain employees as part of their compensation in prior periods. Certain awards contain clawback provisions which permit the Corporation to cancel all or a portion of the award under specified circumstances, and certain awards may be settled in cash. These RSUs are accrued as liabilities over the vesting period and adjusted to fair value based on changes in the share price of the Corporation’s common stock. From time to time, the Corporation may enter into equity derivatives to minimize the change in the expense to the Corporation driven by fluctuations in the share price of the Corporation’s common stock during the vesting period of any RSUs that may be granted, if any, subject to similar or other terms and conditions. Certain of these derivatives are designated as cash flow hedges of unrecognized unvested awards with the changes in fair value of the hedge recorded in accumulated OCI and reclassified into earnings in the same period as the RSUs affect earnings. The remaining derivatives are accounted for as economic hedges and changes in fair value are recorded in personnel expense. For more information on RSUs and related hedges, see Note 20 – Stock-based Compensation Plans.

Derivatives Accounted for as Economic Hedges
Derivatives accounted for as economic hedges, because either they did not qualify for or were not designated as accounting hedges, are used by the Corporation to reduce certain risk exposures. The table below presents gains (losses) on these derivatives for 2011, 2010 and 2009. These gains (losses) are largely offset by the income or expense that is recorded on the economically hedged item.

Economic Hedges

(Dollars in millions)	2011	2010	2009
Price risk on mortgage banking production income (1, 2)	$2,852	$9,109	$8,898
Interest rate risk on mortgage banking servicing income (1)	3,612	3,878	(4,264)
Credit risk on loans (3)	30	(121)	(515)
Interest rate and foreign currency risk on long-term debt and other foreign exchange transactions (4)	(48)	(2,080)	1,572
Other (5)	(329)	(109)	16
Total	$6,117	$10,677	$5,707

(1)	Gains (losses) on these derivatives are recorded in mortgage banking income.

(2)
Includes gains on interest rate lock commitments related to the origination of mortgage loans that are held-for-sale, which are considered derivative instruments, of $3.8 billion, $8.7 billion and $8.4 billion for 2011, 2010 and 2009, respectively.

(3)	Gains (losses) on these derivatives are recorded in other income (loss).

(4)	The majority of the balance is related to the revaluation of economic hedges on foreign currency-denominated debt which is recorded in other income (loss).

(5)	Gains (losses) on these derivatives are recorded in other income (loss), and personnel expense for hedges of certain RSUs, for 2011 and 2010.
Sales and Trading Revenue
The Corporation enters into trading derivatives to facilitate client transactions, for principal trading purposes, and to manage risk exposures arising from trading account assets and liabilities. It is the Corporation’s policy to include these derivative instruments in its trading activities which include derivatives and non-derivative cash instruments. The resulting risk from these derivatives is managed on a portfolio basis as part of the Corporation’s Global Markets business segment. The related sales and trading revenue generated within Global Markets is recorded in various income statement line items including trading account profits and net interest income as well as other revenue categories. However, the majority of income related to derivative instruments is recorded in trading account profits.
Sales and trading revenue includes changes in the fair value and realized gains and losses on the sales of trading and other assets, net interest income, and fees primarily from commissions on equity securities. Revenue is generated by the difference in the client price for an instrument and the price at which the trading desk can execute the trade in the dealer market. For equity securities, commissions related to purchases and sales are recorded in other income (loss) on the Consolidated Statement of Income. Changes in the fair value of these securities are included in trading account profits. For debt securities, revenue, with the exception of interest associated with the debt securities, is typically included in trading account profits. Unlike commissions for equity securities, the initial revenue related to broker/dealer services for debt securities is typically included in the pricing of the instrument rather than being charged through separate fee arrangements. Therefore, this revenue is recorded in trading account profits as part of the initial mark to fair value. For derivatives, all revenue is included in trading account profits. In transactions where the Corporation acts as agent, which includes exchange-traded futures and options, fees are recorded in other income (loss).
Gains (losses) on certain instruments, primarily loans, held in the Global Markets business segment that are not considered trading instruments are excluded from sales and trading revenue in their entirety.

The table below, which includes both derivatives and non-derivative cash instruments, identifies the amounts in the respective income statement line items attributable to the Corporation’s sales and trading revenue in Global Markets, categorized by primary risk, for 2011, 2010 and 2009. The difference between total trading account profits in the table below and in the Consolidated Statement of Income relates to trading activities in business segments other than Global Markets.

Sales and Trading Revenue

	2011
(Dollars in millions)	Trading Account Profits	Other Income (Loss) (1, 2)	Net Interest Income	Total
Interest rate risk	$2,118	$(8)	$923	$3,033
Foreign exchange risk	1,088	(65)	8	1,031
Equity risk	1,482	2,333	128	3,943
Credit risk	1,102	550	2,604	4,256
Other risk	634	(72)	(184)	378
Total sales and trading revenue	$6,424	$2,738	$3,479	$12,641

	2010
Interest rate risk	$2,032	$91	$659	$2,782
Foreign exchange risk	903	(63)	—	840
Equity risk	1,649	2,435	17	4,101
Credit risk	4,599	264	3,557	8,420
Other risk	447	(4)	(171)	272
Total sales and trading revenue	$9,630	$2,723	$4,062	$16,415

	2009
Interest rate risk	$3,125	$(16)	$1,135	$4,244
Foreign exchange risk	950	(3)	26	973
Equity risk	2,028	2,325	237	4,590
Credit risk	4,282	(2,725)	4,342	5,899
Other risk	1,174	24	(530)	668
Total sales and trading revenue	$11,559	$(395)	$5,210	$16,374

(1)	Represents investment and brokerage services and other income recorded in Global Markets that the Corporation includes in its definition of sales and trading revenue.

(2)	Other income (loss) includes commissions and brokerage fee revenue of $2.2 billion and $2.3 billion for 2011 and 2010 included in equity risk.
Credit Derivatives
The Corporation enters into credit derivatives primarily to facilitate client transactions and to manage credit risk exposures. Credit derivatives derive value based on an underlying third-party referenced obligation or a portfolio of referenced obligations and generally require the Corporation, as the seller of credit protection, to make payments to a buyer upon the occurrence of a pre-defined credit event. Such credit events generally include bankruptcy of the referenced credit entity and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Corporation may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount.

Credit derivative instruments where the Corporation is the seller of credit protection and their expiration at December 31, 2011 and 2010 are summarized in the table below. These instruments are classified as investment and non-investment grade based on the credit quality of the underlying reference obligation. The Corporation considers ratings of BBB- or higher as investment grade. Non-investment grade includes non-rated credit derivative instruments.

Credit Derivative Instruments

	December 31, 2011
	Carrying Value
(Dollars in millions)	Less than One Year	One to Three Years	Three to Five Years	Over Five Years	Total
Credit default swaps
Investment grade	$795	$5,011	$17,271	$7,325	$30,402
Non-investment grade	4,236	11,438	18,072	26,339	60,085
Total	5,031	16,449	35,343	33,664	90,487
Total return swaps/other
Investment grade	—	—	30	1	31
Non-investment grade	522	2	33	128	685
Total	522	2	63	129	716
Total credit derivatives	$5,553	$16,451	$35,406	$33,793	$91,203
Credit-related notes (1)
Investment grade	$—	$5	$132	$1,925	$2,062
Non-investment grade	124	74	108	1,286	1,592
Total credit-related notes	$124	$79	$240	$3,211	$3,654
	Maximum Payout/Notional
Credit default swaps
Investment grade	$182,137	$401,914	$477,924	$127,570	$1,189,545
Non-investment grade	133,624	228,327	186,522	147,926	696,399
Total	315,761	630,241	664,446	275,496	1,885,944
Total return swaps/other
Investment grade	—	—	9,116	—	9,116
Non-investment grade	305	2,023	4,918	1,476	8,722
Total	305	2,023	14,034	1,476	17,838
Total credit derivatives	$316,066	$632,264	$678,480	$276,972	$1,903,782

	December 31, 2010
	Carrying Value
(Dollars in millions)	Less than One Year	One to Three Years	Three to Five Years	Over Five Years	Total
Credit default swaps
Investment grade	$158	$2,607	$7,331	$14,880	$24,976
Non-investment grade	598	6,630	7,854	23,106	38,188
Total	756	9,237	15,185	37,986	63,164
Total return swaps/other
Investment grade	—	—	38	60	98
Non-investment grade	1	2	2	415	420
Total	1	2	40	475	518
Total credit derivatives	$757	$9,239	$15,225	$38,461	$63,682
Credit-related notes (1, 2)
Investment grade	$—	$136	$—	$3,525	$3,661
Non-investment grade	9	33	174	2,423	2,639
Total credit-related notes	$9	$169	$174	$5,948	$6,300
	Maximum Payout/Notional
Credit default swaps
Investment grade	$133,691	$466,565	$475,715	$275,434	$1,351,405
Non-investment grade	84,851	314,422	178,880	203,930	782,083
Total	218,542	780,987	654,595	479,364	2,133,488
Total return swaps/other
Investment grade	—	10	15,413	4,012	19,435
Non-investment grade	113	78	951	1,897	3,039
Total	113	88	16,364	5,909	22,474
Total credit derivatives	$218,655	$781,075	$670,959	$485,273	$2,155,962

(1)	For credit-related notes, maximum payout/notional is the same as carrying value.

(2)
For December 31, 2010, total credit-related note amounts have been revised from $3.6 billion (as previously reported) to $6.3 billion to reflect collateralized debt obligations and collateralized loan obligations held by certain consolidated VIEs.

The notional amount represents the maximum amount payable by the Corporation for most credit derivatives. However, the Corporation does not solely monitor its exposure to credit derivatives based on notional amount because this measure does not take into consideration the probability of occurrence. As such, the notional amount is not a reliable indicator of the Corporation’s exposure to these contracts. Instead, a risk framework is used to define risk tolerances and establish limits to help ensure that certain credit risk-related losses occur within acceptable, pre-defined limits.
The Corporation economically hedges its market risk exposure to credit derivatives by entering into a variety of offsetting derivative contracts and security positions. For example, in certain instances, the Corporation may purchase credit protection with identical underlying referenced names to offset its exposure. The carrying value and notional amount of written credit derivatives for which the Corporation held purchased credit derivatives with identical underlying referenced names and terms at December 31, 2011 was $48.0 billion and $1.0 trillion compared to $43.7 billion and $1.4 trillion at December 31, 2010.
Credit-related notes in the table on page 27 include investments in securities issued by CDO, collateralized loan obligation (CLO) and credit-linked note vehicles. These instruments are primarily classified as trading securities. The carrying value of these instruments equals the Corporation’s maximum exposure to loss. The Corporation is not obligated to make any payments to the entities under the terms of the securities owned. The Corporation discloses internal categorizations of investment grade and non-investment grade consistent with how risk is managed for these instruments.
Credit-related Contingent Features and Collateral
The Corporation executes the majority of its derivative contracts in the OTC market with large, international financial institutions, including broker/dealers and, to a lesser degree, with a variety of non-financial companies. Substantially all of the derivative transactions are executed on a daily margin basis. Therefore, events such as a credit rating downgrade (depending on the ultimate rating level) or a breach of credit covenants would typically require an increase in the amount of collateral required of the counterparty, where applicable, and/or allow the Corporation to take additional protective measures such as early termination of all trades. Further, as previously discussed on page 21, the Corporation enters into legally enforceable master netting agreements which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon the occurrence of certain events.
A majority of the Corporation’s derivative contracts contain credit risk related contingent features, primarily in the form of International Swaps and Derivatives Association, Inc. (ISDA) master netting agreements and credit support documentation that enhance the creditworthiness of these instruments compared to other obligations of the respective counterparty with whom the Corporation has transacted. These contingent features may be for the benefit of the Corporation as well as its counterparties with respect to changes in the Corporation’s creditworthiness and the mark-to-market exposure under the derivative transactions. At December 31, 2011 and 2010, the Corporation held cash and securities collateral of $87.7 billion and $86.1 billion, and posted cash and securities collateral of $86.5 billion and $66.9 billion in the normal course of business under derivative agreements.
In connection with certain OTC derivative contracts and other trading agreements, the Corporation can be required to provide additional collateral or to terminate transactions with certain counterparties in the event of a downgrade of the senior debt ratings of the Corporation or certain subsidiaries. The amount of additional collateral required depends on the contract and is usually a fixed incremental amount and/or the market value of the exposure.
At December 31, 2011, the amount of collateral, calculated based on the terms of the contracts, that the Corporation and certain subsidiaries could be required to post to counterparties but had not yet posted to counterparties was approximately $4.2 billion. That amount includes collateral that could be required to be posted as a result of the downgrades by the rating agencies in 2011.
Some counterparties are able to unilaterally terminate certain contracts, or the Corporation or certain subsidiaries may be required to take other action such as find a suitable replacement or obtain a guarantee. At December 31, 2011, the current liability recorded for these derivative contracts was $947 million, against which the Corporation and certain subsidiaries had posted $1.0 billion of collateral.
In addition, under the terms of certain OTC derivative contracts and other trading agreements, in the event of a further downgrade of the Corporation’s or certain subsidiaries’ credit ratings, counterparties to those agreements may require the Corporation or certain subsidiaries to provide additional collateral, terminate these contracts or agreements, or provide other remedies. At December 31, 2011, if the rating agencies had downgraded their long-term senior debt ratings for the Corporation or certain subsidiaries by one incremental notch, the amount of additional collateral contractually required by derivative contracts and other trading agreements would have been approximately $2.5 billion comprised of $2.1 billion for BANA and approximately $403 million for Merrill Lynch and certain of its subsidiaries. If the agencies had downgraded their long-term senior debt ratings for these entities by a second incremental notch, approximately $2.0 billion in additional collateral comprised of $1.5 billion for BANA and $522 million for Merrill Lynch and certain subsidiaries, would have been required.
Also, if the rating agencies had downgraded their long-term senior debt ratings for the Corporation or certain subsidiaries by one incremental notch, the derivative liability that would be subject to unilateral termination by counterparties as of December 31, 2011 was $2.9 billion, against which $2.7 billion of collateral has been posted. If the rating agencies had downgraded their long-term senior debt ratings for the Corporation and certain subsidiaries by a second incremental notch, the derivative liability that would be subject to unilateral termination by counterparties as of December 31, 2011 was an incremental $5.6 billion, against which $5.4 billion of collateral has been posted.
Derivative Valuation Adjustments
The Corporation records counterparty credit risk valuation adjustments on derivative assets in order to properly reflect the credit quality of the counterparties. These adjustments are necessary as the market quotes on derivatives do not fully reflect the credit risk of the counterparties to the derivative assets. The Corporation considers collateral and legally enforceable master netting agreements that mitigate its credit exposure to each counterparty in determining the counterparty credit risk valuation adjustment. All or a portion of these counterparty credit valuation adjustments are subsequently adjusted due to changes in the value of the derivative contract, collateral and creditworthiness of the counterparties. During 2011 and 2010, credit valuation gains (losses) of $(1.9) billion and $731 million ($(606) million and $(8) million, net of hedges) for counterparty credit risk related to derivative assets were recognized in trading account profits. These credit valuation adjustments were primarily related to the Corporation’s monoline exposure. At December 31, 2011 and 2010, the cumulative counterparty credit risk valuation adjustment reduced the derivative assets balance by $2.8 billion and $6.8 billion.
In addition, the fair value of the Corporation’s or its subsidiaries’ derivative liabilities is adjusted to reflect the impact of the Corporation’s credit quality. During 2011 and 2010, the Corporation recorded DVA gains of $1.4 billion and $331 million ($1.0 billion and $262 million, net of interest rate and foreign exchange hedges) in trading account profits for changes in the Corporation’s or its subsidiaries’ credit risk. At December 31, 2011 and 2010, the Corporation’s cumulative DVA reduced the derivative liabilities balance by $2.4 billion and $1.1 billion.